Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 7. Subsequent Events

The Company has evaluated subsequent events for potential recognition or disclosure through March 31, 2021, the date the consolidated financial statements were available to be issued.

Additional Private Placement Secured Demand Notes Sold and Redeemed

As of March 31, 2021, the Company has sold additional private placement secured demand notes of $7,818,508 and redeemed private placement secured demand notes worth $1,588,123.

Affiliated Note Receivable

Effective January 14, 2021, the Company amended and restated its promissory note from Colpitts Sunset, LLC, extending the maturity date to June 30, 2021 and increasing the total principal balance to a maximum of $1,500,000. On January 14, 2021, the Company advanced an additional $350,000. As of March 31, 2021, $1,214,032 of principal and approximately $47,300 of interest are outstanding (see Notes 1 & 2).

Amended Private Placement Memorandum

Effective March 1, 2021, the Company released Supplement No. 2 to its private placement memorandum amending the Company’s private placement memorandum dated October 1, 2018. The amendment modified the interest rates on private placement secured demand notes and introduced an interest premium program that matches the rewards program associated with the Public Demand Notes (see Note 1). The amendment also allows the original security agreement and guaranty agreement to remain in place, removed the noteholder’s ability to exchange their notes for registered notes and amended the private placement memorandum to not terminate upon effectiveness of the registered offering.